CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Noncontrolling Interest [Member]	Additional Paid-in Capital [Member]
Balance at beginnig, Shares at Mar. 31, 2020	171,450,000
Balance at beginnig, Value at Mar. 31, 2020	$ 17,145	$ (214,247)	$ 113,440	$ 1,479,810		$ 1,563,472
Effect of the one-for-ten reverse stock split, shares	(154,305,000)
Issuance of shares through private placement, Shares	50,000
Issuance of shares through private placement	$ 50			50,000		49,950
Net loss		(28,022)		(28,022)
Foreign currency translation adjustment			(48,705)	(48,705)
Cancellation of shares, shares	(50,000)
Cancellation of shares	$ (50)			(50,000)		(49,950)
Foreign currency translation adjustment			48,705	48,705
Balance at Ending, Shares at Mar. 31, 2021	17,145,000
Balance at ending, Value at Mar. 31, 2021	$ 17,145	(242,269)	162,145	1,500,493	$ 0	1,563,472
Issuance of shares through private placement, Shares	130,000
Issuance of shares through private placement	$ 130			234,000	0	233,870
Net loss		(1,125,565)		(1,125,565)	0
Foreign currency translation adjustment			(14,335)	(14,335)	(0)
Grant of stock options				318,137	0	318,137
Exercise of stock options , shares	272,118
Exercise of stock options	$ 272				0	(272)
Foreign currency translation adjustment			14,335	14,335	0
Balance at Ending, Shares at Mar. 31, 2022	17,547,118
Balance at ending, Value at Mar. 31, 2022	$ 17,547	(1,367,834)	176,480	941,400	0	2,115,207
Non-controlling interest contribution					71,494
Issuance of shares through private placement, Shares	132,500
Issuance of shares through private placement	$ 133			533,501		533,368
Net loss		(2,230,988)		(2,230,988)	(54,869)
Foreign currency translation adjustment			79,562	79,562
Grant of stock options				54,506		54,506
Arising from disposal of a subsidiary		434,573		434,573
Foreign currency translation adjustment			(79,562)	(79,562)
Balance at Ending, Shares at Mar. 31, 2023	17,679,618
Balance at ending, Value at Mar. 31, 2023	$ 17,680	(3,164,249)	96,918	(346,570)	16,625	2,703,801
Issuance of shares through private placement, Shares	20,000
Issuance of shares through private placement	$ 20			72,000		71,980
Net loss		449,487		449,487	(19,900)
Foreign currency translation adjustment			78,276	78,276	(497)
Foreign currency translation adjustment			(78,276)	(78,276)	497
Balance at Ending, Shares at Sep. 30, 2023	17,699,618
Balance at ending, Value at Sep. 30, 2023	$ 17,700	$ (2,714,762)	$ 175,194	$ 253,193	$ (3,772)	$ 2,775,061